Investment in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Investments In Associates and Joint Ventures [Abstract]
Summary of investments in associates and joint ventures

Investments in associates and joint ventures
	30 June 2026			31 December 2025
in EUR million	Interest held (%)	Fair value of listed investments	Balance sheet value	Interest held (%)	Fair value of listed investments	Balance sheet value
TMBThanachart Bank Public Company Limited	20%	1,107	983	23%	1,212	1,307
Other investments in associates and joint ventures			201			300
			1,184			1,607

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	30 June 2026	31 December 2025
Opening balance as at 1 January	1,607	1,679
Additions	4	1
Transfers	0	-29
Revaluations	-25	35
Share of results	127	209
Dividends received	-76	-160
Disposals	-382	-66
Impairments	-4	-9
Exchange rate differences	-34	-54
Other	-33
Closing balance	1,184	1,607